Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 08, 2012
(Columbia Balanced Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.94%
(Columbia Balanced Fund) | Class Y Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.74%
(Columbia Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.49%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.69%
(Columbia Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.49%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.58%
Fee waivers and/or reimbursements	none	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.58%
(Columbia Contrarian Core Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	0.96%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%
(Columbia Contrarian Core Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.79%
Fee waivers and/or reimbursements	none	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Contrarian Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	none	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia Corporate Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.71%
(Columbia Corporate Income Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.59%
Fee waivers and/or reimbursements	none	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.59%
(Columbia Corporate Income Fund) | Class Y Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.54%
Fee waivers and/or reimbursements	none	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia Dividend Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.59%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	0.83%
(Columbia Dividend Income Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.59%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.68%
(Columbia Dividend Income Fund) | Class Y Shares
Operating Expenses:
Management fees	0.59%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.63%
(Columbia Emerging Markets Fund) | Class R5 Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.18%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.39%
(Columbia Emerging Markets Fund) | Class Y Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.18%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Energy and Natural Resources Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.10%
(Columbia Energy and Natural Resources Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%	[1]
Total annual Fund operating expenses	0.91%
(Columbia Greater China Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Total annual Fund operating expenses	1.13%
(Columbia High Yield Municipal Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.65%
Fee waivers and/or reimbursements	(0.03%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.62%
(Columbia Intermediate Bond Fund) | Class K Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	0.80%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Intermediate Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.07%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.63%
(Columbia Intermediate Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.55%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia Intermediate Bond Fund) | Class Y Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[1]
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.50%
(Columbia Intermediate Municipal Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.53%
Fee waivers and/or reimbursements	(0.07%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.46%
(Columbia Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.21%
(Columbia Large Cap Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.96%
(Columbia Large Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.96%
(Columbia Large Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[9]
Total annual Fund operating expenses	0.72%
(Columbia Large Cap Growth Fund) | Class K Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[9]
Total annual Fund operating expenses	1.02%
(Columbia Large Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.46%
(Columbia Large Cap Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[9]
Total annual Fund operating expenses	0.96%
(Columbia Large Cap Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[9]
Total annual Fund operating expenses	0.77%
(Columbia Large Cap Growth Fund) | Class T Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.58%	[9]
Total annual Fund operating expenses	1.26%
(Columbia Large Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.21%
(Columbia Large Cap Growth Fund) | Class Y Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[9]
Total annual Fund operating expenses	0.72%
(Columbia Large Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[9]
Total annual Fund operating expenses	0.96%
(Columbia Large Cap Growth Fund) | Class E Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	0.35%
Other expenses	0.28%	[10]
Total annual Fund operating expenses	1.31%
(Columbia Large Cap Growth Fund) | Class F Shares
Operating Expenses:
Management fees	0.68%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[10]
Total annual Fund operating expenses	1.96%
(Columbia Mid Cap Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	0.98%
(Columbia New York Tax-Exempt Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[1]
Total annual Fund operating expenses	0.68%
Fee waivers and/or reimbursements	(0.16%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.52%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[12]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.15%	[13]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.06%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[12]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.15%	[13]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.06%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[12]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.15%	[13]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.06%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.47%	[12]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[13]
Total annual Fund operating expenses	0.57%
Fee waivers and/or reimbursements	(0.02%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[12]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%	[13]
Total annual Fund operating expenses	0.62%
Fee waivers and/or reimbursements	(0.06%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Real Estate Equity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.03%
(Columbia Select Large Cap Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	0.86%
(Columbia Select Large Cap Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.71%
(Columbia Select Large Cap Growth Fund) | Class Y Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[1]
Total annual Fund operating expenses	0.66%
(Columbia Small Cap Core Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Small Cap Core Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Small Cap Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.90%
(Columbia Small Cap Growth Fund) I | Class R4 Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.09%
(Columbia Small Cap Value Fund) I | Class R4 Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.10%
(Columbia Small Cap Value Fund) I | Class R5 Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	0.93%
(Columbia Strategic Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[1]
Total annual Fund operating expenses	0.79%
(Columbia Technology Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.20%
(Columbia Technology Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.04%
(Columbia U.S. Treasury Index Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%	[1]
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia Value and Restructuring Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.03%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Value and Restructuring Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	none	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%
(Columbia Value and Restructuring Fund) | Class Y Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	none	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.69% for Class R4 and 0.58% for Class R5.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from November 8, 2012 through January 31, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.91% for Class R4, 0.83% for Class R5 and 0.78% for Class Y; and, from February 1, 2013 through December 31, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.95% for Class R4, 0.86% for Class R5 and 0.81% for Class Y.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.71% for Class R4, 0.63% for Class R5, and 0.58% for Class Y.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.39% for Class R5 and 1.34% for Class Y.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.61% for Class R5.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 for Class K and until November 8, 2013 for Class R4, Class R5 and Class Y unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class K, 0.63% for Class R4, 0.55% for Class R5 and 0.50% for Class Y.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from November 8, 2012 through February 28, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.46% for Class R5; and, from March 1, 2013 through February 28, 2014, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.45% for Class R5.
[9]	Other expenses for Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 are based on estimated amounts for the Fund's current fiscal year.
[10]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from November 8, 2012 through February 28, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.52% for Class R5; and, from March 1, 2013 through February 28, 2014, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.49% for Class R5.
[12]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[13]	Other expenses for Class A, Class B, Class C and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R5 are based on estimated amounts for the Fund's current fiscal year.
[14]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from November 8, 2012 through December 31, 2012, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A, 1.54% for Class B, 1.54% for Class C, 0.55% for Class R5 and 0.54% for Class Z; and, from January 1, 2013 through November 30, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.54% for Class R5 and 0.56% for Class Z.
[15]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.
[16]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class R4, 0.90% for Class R5 and 0.85% for Class Y.